Trade Accounts Receivable and Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Trade Accounts Receivable and Inventory [Abstract]
Schedule of trade accounts receivable and inventory
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Gix Internet	16,418	-
Jeffs’ Brands	17	366
Eventer	127	42
	16,562	408

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands
Finished goods	1,831	1,227